Revenue from contracts with customers	12 Months Ended
Dec. 31, 2023
Revenue from contracts with customers
Revenue from contracts with customers

24.Revenue from contracts with customers

	2023	2022	2021
National sales
Mid–distillates (1)	32,605,842	39,182,510	17,140,327
Gasoline and turbo fuels (1)	23,129,025	27,620,199	15,475,370
Natural gas	4,358,266	4,162,876	3,200,069
Services	3,232,784	3,601,681	3,065,988
Electric power transmission services (2)	2,769,897	2,595,505	728,467
Plastic and rubber	1,225,223	1,568,816	1,642,035
Fuel gas service	989,084	860,102	734,666
Asphalts	938,185	897,200	611,051
LPG and propane	762,349	1,094,332	926,231
Roads and Construction Services (2)	349,834	355,737	107,179
Polyethylene	314,184	302,630	320,466
Aromatics	297,957	343,792	247,387
Crude oil	128,416	375,790	193,476
Fuel oil	36,298	9,213	23,799
Other income gas contracts	30	1,940	2,879
Other products	607,708	679,183	402,828
Cash flow hedges (3)	—	—	(8)
	71,745,082	83,651,506	44,822,210
Foreign sales
Crude oil	49,559,864	56,651,753	34,868,421
Electric power transmission services (2)	5,666,389	5,114,783	1,827,622
Roads and Construction Services (2)	4,761,317	4,676,822	1,241,144
Fuel oil	4,028,908	4,348,312	2,288,977
Diesel	4,097,117	2,324,861	3,867,937
Plastic and rubber	1,393,669	2,036,201	2,092,379
LPG and propane	302,159	339,837	116,960
Natural gas	105,413	254,054	71,529
Gasoline and turbo fuels	193,394	157,685	—
Cash flow hedges (3)	(468,407)	(1,578,246)	(349,884)
Other products (4)	1,804,697	1,633,510	1,033,909
	71,444,520	75,959,572	47,058,994
	143,189,602	159,611,078	91,881,204
(1)	Includes the corresponding value to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position, which can be positive or negative. As of December 31, 2023, the value recognized by price differential corresponds to $20,531,095 (2022: $36,532,743; 2021: $11,335,453).
(2)	Corresponds to the revenue related to the electric power transmission contracts and toll roads concessions of Interconexión Eléctrica S.A. E.S.P.
(3)	Includes the result of hedging for future exports (Note 29.3) for $(479,779) (2022: ($1,143,287)); (2021: ($249,978)) and operations with derivative financial instruments for $11,372 (2022: ($434,959)); (2021: ($99,914)).
(4)	It includes a increase in other foreign services revenues of BlackGold Re. for $3,763 (see Note 5), considering the effects of risk adjustments in insurance contracts, according to the IFRS 17 implementation.

Sales by geographic areas

	2023	%	2022	%	2021	%
Colombia	71,745,082	50.1%	83,651,506	52.4%	44,822,210	48.8%
Asia	28,841,440	20.1%	22,547,997	14.1%	20,355,063	22.2%
United States	24,991,770	17.5%	27,120,783	17.0%	16,025,083	17.4%
South America and others	12,223,922	8.5%	13,609,587	8.5%	5,727,355	6.2%
Central America and the Caribbean	2,637,460	1.9%	9,841,202	6.2%	3,503,618	3.8%
Europe	2,749,928	1.9%	2,840,003	1.8%	1,447,875	1.6%
	143,189,602	100.0%	159,611,078	100%	91,881,204	100%

Concentration of customers

During 2023, Organización Terpel S.A. represented 10% of sales revenue for the period (2022 – 9% and 2021 – 11%); no other customer represented more than 10% of total sales. There is no risk of the Ecopetrol Business Group’s financial situation being affected by a potential loss of the client. The commercial relationship with this customer is for the sale of refined products and transportation services.

Revenues from concession contracts

ISA, through its companies, promotes development in several countries through concessions acquired for the supplying of public energy transport services, services associated with the Management of Real Time Systems in Colombia and public road transport, through concessionaires in Chile and Colombia.

The ISA concessions contain the obligation to carry out major works and at the end of the concession to deliver the asset to the grantors in optimal conditions. These major maintenance works are accounted for i) at the moment in which the works are executed and ii) when the value of the outflow of resources is known.

The current contracts signed by the ISA, except the contracts from Peru and Bolivia, have guaranteed cash flows.

ISA meets its obligations under the concession contracts and provides the contracted services with the use of infrastructure assets determined in each concession contract. Upon the expiration of each concession, ISA has the opportunity to present a bid for its renewal.

The main concessions are the following:

Concessions in Colombia

Intelligent Network Systems

Intelligent Network Systems, through a business collaboration agreement entered into with UNE EPM Telecomunicaciones S.A. and Consorcio ITS, executes the addendum number 5 of the Inter-administrative Agreement 5400000003 of 2006 with the Municipality of Medellín to “provide under the concession modality, the necessary technological infrastructure, the services for its modernization and optimization of the management of the administrative services of the Secretaría de Transporte y Tránsito of Medellín, through a complete solution of technology, information, communications and operation of the information and communications technology (ICT’s)”. As payment for such services, Intelligent Network Systems receives a portion of the penalty fees collected through the photodetection system within the municipality.

This contract is within the scope of IFRIC 12 under the intangible model, considering the following aspects:

●	Municipality of Medellín is the grantor of the concession and as such controls the services provided by the concessionaire with the relevant infrastructure, as well as, in relation to penalty fees, the value of such penalties and the method of imposing them.
●	The Municipality of Medellín controls, through ownership of the right of use, any significant residual interest in the infrastructure at the end of its useful life, as established in the agreement. Upon termination of this agreement, all goods, equipment, technology, and software use licenses will be reverted to the Municipality.

Ruta Costera

In accordance with Law 1508 of 2012 which regulates public-private partnerships, the National Infrastructure Agency (“ANI”), by means of Resolution No. 862 of July 2, 2014, awarded Public Tender No. VJ-VE-IP-LP-0011-2013 and, on September 10, 2014, executed Concession Contract No. 004 of 2014 with Concesion Costera Cartagena-Barranquilla, an indirect subsidiary of ISA. The contracted services consist of executing “ the final studies and designs, environmental management, property, social management, construction, rehabilitation, improvement, operation, and maintenance of the corridor Cartagena-Barranquilla Project and Circunvalar de la Prosperidad”.

This contract is within the scope of IFRIC 12 under the financial asset model for investment in construction (construction services). As compensation, the concessionaire receives: revenues from commercial exploitation, including toll collections, and payments from ANI, to the extent applicable. If the concessionaire does not achieve the expected revenue from toll collection, the grantor (ANI) will pay the concessionaire a collection differential in years 8, 13 and 18. Such collection differential has been contractually defined as the present value of toll collections for any given reference month. This revenue arrangement represents an unconditional contractual right to receive a specific and determinable amount of cash or other financial assets for the construction services provided.

As of December 31, 2021, construction of Functional Unit 3 had advanced 97.24% and construction of Functional Unit 6 had advanced 99.94%, thus achieving a consolidated progress 99.91% for the entire project. Since 2022 the concession is fully operational.

Concessions in Brazil

As concessionaires for power transmission services in Brazil, we have the obligation to build and operate the transmission infrastructure, while the grantor retains ownership rights to the concession assets. Upon expiration of the concession, concession assets are to be transferred back to the grantor who must pay any pending compensation to the concessionaire.

The concession contracts of ISA CTEEP and TAESA were analyzed and classified in accordance with IFRS 15 - Revenue from contracts with customers within the contractual asset model as of January 1, 2018.

The value of the contractual asset of the electric power transmission concessions is equal to the present value of future cash flows, which are determined at the beginning of any given concession or renewal. Such future cash flows are revaluated periodically, in previously determined tariff review periods.

Cash flows are defined based on payments received by concessionaires for supplying power transmission services to end-users. Such payments are known as Receita Anual Permitida or “RAP” and serve to compensate the cost of investments made in the transmission infrastructure. Any investment costs that are not fully compensated through the receipt of RAPs trigger the right to receive payment from the grantor. This flow of future collections is updated for inflation (IPCA/IGPM) and paid at a discount rate at the beginning of each project.

During the construction stage, the concessionaire has the right to receive consideration in accordance with progress made on construction of the network and the performance of its obligations, and not only in accordance with the time used for construction. Revenue is equivalent to the value of construction expenses plus a construction margin, as a result of the application of the pronouncement of the CVM (Brazilian Securities and Exchange Commission) on the accounting treatment for contract assets (CVM Official Communication 4/2020)

Revenues from these concession assets generate taxes under the Social Integration Program and the Contribution for the Financing of Social Security (Cofins) program. These may be registered as deferred taxes (non-current liabilities).

Concessions in Chile

Road concession contracts for the supply of road infrastructure in Chile, may be remunerated in one or two ways: variable revenues, which may account for traffic risk (the variation of projected demand) or fixed revenue, that is, a guaranteed total amount subject to a revenue distribution mechanism or calculated at the present value of future cash flows. In the latter cases, the total revenue is guaranteed at present value. Additionally, in some concession contracts other concepts are included, such as the minimum guaranteed revenue and subsidies (both in construction and in operation stages); both correspond to payments from the State, subject to specific compliance of conditions by the concessionaire.

The model applied to concessions in Chile will depend on whether revenue is guaranteed or not (whether it is subject to traffic risk or not) and whether it is enough to pay for the investment. On one hand, if the concession contract considers traffic risk, it is recognized according to IFRIC 12 as an intangible asset. This asset is amortized over the life of the concession operation. On the other hand, if the contract establishes income and compensation guarantee mechanisms, it is recognized as a financial asset. This asset is extinguished through payments received from road users, through the collection of tolls, or directly through payments from the Ministry of Public Works. Currently, ISA has road concessions in Chile applying the financial asset model.

Concessions in Peru

Due to their terms and conditions, as well as the rights and obligations of concessionaires, the concession contracts of ISA REP, ISA Perú, and Consorcio Transmantaro are recognized as intangible assets. The intangible asset model applies when the services provided by the concessionaire are paid by end-users or when the grantor does not unconditionally guarantee the collection of revenues. These contracts grant the concessionaire the right to charge end-users for the energy transmission service, but do not establish an unconditional right to receive cash.

All the concession contracts for the supply of power transmission services in Peru contain similar terms and conditions.

Concessions in Bolivia

Similar to concession contracts in Peru, concessions to provide public energy services in Bolivia do not guarantee the unconditional receipt of cash by the concessionaire. In these concession contracts, we assume the credit risk associated with the collection of amounts invoiced and may not be able to recover the entire value of the investment made. Additionally, the Bolivian State is not obliged to guarantee shortages, either due to the non-existence of demand or due to non-payment by any of the market agents; therefore, the grantor has no obligation to pay for the construction services received and, in this sense, the model that adjusts to the contractual conditions by IFRIC 12 is the intangible asset model, framed by IFRIC 12.

The balances of assets and income from concessions accounted for under IFRIC 12 are disclosed in Exhibit 3. Quantitative information on service concession contracts.

Committed investments

ISA and its companies have committed investments of $31.1 trillion pending execution in the 2024-2030 period. These investments correspond to the balance pending execution of contracts already awarded, and to estimated needs for reinforcements and expansions of existing infrastructure and replacement of assets. These investments represent a strategic commitment to expand and modernize infrastructure, improve operational efficiency, and promote the adoption of sustainable technologies, increasing cash flow generation and the value of ISA for its shareholders.

The committed investments pending of execution for 2024-2030 period are distributed as follows:

●	Projects awarded for $20.2 trillion in the energy transmission (71%), construction and improvement businesses roads (24%) and telecommunications business development (5%).
●	Reinforcement and improvements for the existing network of ISA CTEEP and subsidiaries for $3.3 trillion, approved by the National Electric Energy Agency (ANEEL). Additionally, it is estimated to execute $3.9 trillion associated with reinforcements and improvements pending of approval by the regulator.
●	Capital contributions of $1.6 trillion to Conexión Kimal Lo Aguirre in Chile and to TOCE CEPI energy transmission project in Peru.
●	Projection of investments related to the maintenance and optimization plan of existing assets for $1.2 trillion and investments in technological developments and headquarters conservation for $0.9 trillion.

The committed investments include in 2023 the award of new energy transmission projects in Peru, Brazil, and Colombia (lots 1, 7, and 9 in ISA CTEEP, Group 1 in Transmantaro, capital contributions to TOCE CEPI and connections in Peru and Colombia), and in the roads in Chile and Panama (Orbital Sur and Panamericana).

81% of the investment will be concentrated in the energy transmission business, 15% in roads and the remaining 4% in telecommunications.

The value of committed investments pending execution may vary, among other things, due to adjustments in the scope of the projects, equipment and material prices, and variations in macroeconomic estimates, such as exchange rates and price indexes.